UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST Bernstein ETFs Bernstein U.S. Research Fund Bernstein Global Research Fund

SEMI-ANNUAL REPORT

February 28, 2018
(Unaudited)

Bernstein ETFs

Table of Contents

Schedules of Investments	2
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	19
Disclosure of Fund Expenses	21
Supplemental Information	22

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Bernstein ETFs

Schedule of Investments ● U.S. Research Fund

February 28, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Consumer Discretionary — 16.4%
Carnival	339	$22,683
Dollar General	243	22,985
Hilton Worldwide Holdings	284	22,944
Lions Gate Entertainment, Cl B	731	19,620
McDonald's	129	20,348
NIKE, Cl B	356	23,863
Ross Stores	283	22,099
Royal Caribbean Cruises	185	23,421
Target	338	25,489
Yum! Brands	281	22,868
		226,320
Consumer Staples — 4.6%
Coca-Cola	501	21,653
PepsiCo	196	21,507
Procter & Gamble	255	20,023
		63,183
Energy — 7.4%
Anadarko Petroleum	416	23,729
Apache	526	17,963
Concho Resources *	149	22,469
Energy Transfer Equity	1,317	20,413
Range Resources	1,303	17,317
		101,891
Financials — 18.2%
Ally Financial	785	21,902
American Express	230	22,427
Bank of America	758	24,332
Capital One Financial	231	22,622
Citigroup	308	23,251
Citizens Financial Group	520	22,615
Discover Financial Services	292	23,018
Huntington Bancshares	1,517	23,817
KeyCorp	1,094	23,116
Synchrony Financial	585	21,288
Wells Fargo	385	22,488
		250,876
Health Care — 14.6%
Allergan	137	21,128
Anthem	101	23,774
Avexis *	218	26,973
Biogen *	67	19,362
Centene *	221	22,414
Eli Lilly	265	20,410
Merck	398	21,580
Pfizer	626	22,730
UnitedHealth Group	102	23,068
		201,439
Industrials — 15.7%
American Airlines Group	449	24,358
Boeing	77	27,890
Delta Air Lines	414	22,315
JB Hunt Transport Services	194	23,002
Raytheon	118	25,666
Southwest Airlines	355	20,533
Spirit AeroSystems Holdings, Cl A	285	26,018
Union Pacific	167	21,752
United Continental Holdings *	355	24,066
		215,600
Information Technology — 21.2%
Adobe Systems *	124	25,932
Apple	132	23,512
Broadcom	97	23,907
Citrix Systems *	249	22,908
Hewlett Packard Enterprise	1,519	28,238
Hortonworks *	1,056	18,987
HP	1,093	25,565
Microsoft	265	24,849
Oracle	485	24,575
ServiceNow *	163	26,245
Splunk *	252	23,486
Tableau Software, Cl A *	288	23,521
		291,725

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments ● U.S. Research Fund

February 28, 2018 (Unaudited) (Concluded)

Description	Shares	Fair Value
Materials — 1.7%
LyondellBasell Industries, Cl A	210	$22,726

Total Common Stock
(Cost $1,388,778)		1,373,760

Total Investments — 99.8%
(Cost $1,388,778)		$1,373,760

Percentages are based on Net Assets of $1,377,109.

*	Non-income producing security.

Cl — Class

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments ● Global Research Fund

February 28, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 93.7%
Australia — 0.6%
Oil Search	2,834	$16,673

Brazil — 0.8%
Vale ADR, Cl B*	1,456	19,991

Canada — 1.9%
Canadian Pacific Railway	99	17,732
Encana	1,370	14,391
Manulife Financial	885	16,866
		48,989
China — 0.6%
Kunlun Energy	18,000	16,930

Denmark — 2.1%
GN Store Nord	551	19,089
Novozymes, Cl B	322	16,615
Orsted	328	20,465
		56,169
France — 3.4%
Cie de Saint-Gobain	324	18,472
Peugeot	830	18,844
Safran	170	18,847
Sodexo	138	17,017
Valeo	242	15,779
		88,959
Germany — 5.4%
Daimler	214	18,393
Deutsche Lufthansa	491	16,540
Evonik Industries	487	18,074
Fresenius Medical Care & KGaA	176	18,696
HeidelbergCement	165	16,651
K+S	719	20,126
Merck KGaA	168	16,847
TUI	854	18,174
		143,501
Hong Kong — 6.7%
China Overseas Land & Investment	5,000	17,571
China Petroleum & Chemical, Cl H	24,000	19,322
China Unicom Hong Kong*	12,000	15,550
China Vanke, Cl H	4,100	18,417
CNOOC	12,000	17,482
Longfor Properties	6,000	17,328
Melco Resorts & Entertainment ADR	648	17,787
PICC Property & Casualty, Cl H	9,000	17,850
Shanghai Electric Group, Cl H*	44,000	16,587
Wynn Macau	5,600	19,680
		177,574
Indonesia — 0.7%
Bank Rakyat Indonesia Persero	65,600	18,036

Italy — 2.1%
Enel	3,020	17,603
Eni	1,072	17,931
Tenaris	1,108	19,189
		54,723
Japan — 1.5%
Inpex	1,400	17,207
Sony	440	22,440
		39,647
Netherlands — 2.0%
Koninklijke Ahold Delhaize	802	18,098
NN Group	411	18,427
SBM Offshore	989	16,863
		53,388
Norway — 0.7%
Yara International	389	17,346

Portugal — 0.6%
Galp Energia SGPS	936	16,975

South Korea — 1.3%
Samsung Electronics	8	17,383
SK Hynix	251	17,801
		35,184
Spain — 0.6%
International Consolidated Airlines Group	1,984	16,801

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments ● Global Research Fund

February 28, 2018 (Unaudited) (Continued)

Description	Shares	Fair Value
Switzerland — 3.3%
Ferguson	252	$17,868
LafargeHolcim*	314	18,400
Novartis	213	17,841
Roche Holding	71	16,476
Sika	2	16,465
		87,050
Taiwan — 2.2%
Advanced Semiconductor Engineering	14,000	19,061
MediaTek	2,000	20,620
Siliconware Precision Industries	11,000	19,177
		58,858
United Kingdom — 14.2%
Admiral Group	678	17,217
Anglo American	855	20,976
Antofagasta	1,388	16,638
AstraZeneca	247	16,251
BAE Systems	2,333	18,625
BP	2,559	16,754
BT Group, Cl A	4,908	16,216
Croda International	305	19,424
Glencore	3,466	18,451
Hunting*	2,141	17,951
InterContinental Hotels Group	285	18,452
John Wood Group	2,027	17,120
Johnson Matthey	432	18,660
Old Mutual	5,587	19,653
Rio Tinto	335	18,122
Royal Dutch Shell, Cl B	541	17,301
Smith & Nephew	1,067	18,649
St. James's Place	1,074	17,084
Tesco	6,470	18,792
Unilever	320	16,462
Vodafone Group	5,956	16,721
		375,519
United States — 43.0%
Consumer Discretionary — 6.9%
Carnival	270	18,066
Dollar General	193	18,256
Hilton Worldwide Holdings	223	18,016
Lions Gate Entertainment, Cl B	584	15,675
McDonald's	103	16,247
NIKE, Cl B	286	19,171
Ross Stores	223	17,414
Royal Caribbean Cruises	146	18,484
Target	269	20,285
Yum! Brands	222	18,066
		179,680
Consumer Staples — 1.9%
Coca-Cola	398	17,202
PepsiCo	155	17,008
Procter & Gamble	201	15,782
		49,992
Energy — 3.1%
Anadarko Petroleum	326	18,595
Apache	422	14,411
Concho Resources*	119	17,945
Energy Transfer Equity	1,056	16,368
Range Resources	1,039	13,809
		81,128
Financials — 7.6%
Ally Financial	638	17,800
American Express	189	18,429
Bank of America	601	19,292
Capital One Financial	188	18,411
Citigroup	241	18,193
Citizens Financial Group	415	18,049
Discover Financial Services	232	18,289
Huntington Bancshares	1,223	19,201
KeyCorp	883	18,658
Synchrony Financial	464	16,885
Wells Fargo	313	18,282
		201,489
Health Care — 6.1%
Allergan	109	16,810
Anthem	79	18,595
Avexis*	178	22,024
Biogen*	53	15,316
Centene*	173	17,546
Eli Lilly	208	16,020
Merck	318	17,242
Pfizer	490	17,792
UnitedHealth Group	83	18,771
		160,116
Industrials — 6.4%
American Airlines Group	354	19,205
Boeing	63	22,819
Delta Air Lines	327	17,625
JB Hunt Transport Services	153	18,141
Raytheon	97	21,098
Southwest Airlines	280	16,195
Spirit AeroSystems Holdings, Cl A	230	20,997
Union Pacific	132	17,193
United Continental Holdings*	281	19,049
		172,322

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Schedule of Investments ● Global Research Fund

February 28, 2018 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 10.3%
Adobe Systems*	99	$20,704
Apple	108	19,237
Broadcom	78	19,224
Citrix Systems*	201	18,492
Hewlett Packard Enterprise	1,211	22,513
Hollysys Automation Technologies	749	19,781
Hortonworks*	847	15,229
HP	890	20,817
Microsoft	218	20,442
Oracle	379	19,204
ServiceNow*	130	20,931
Splunk*	205	19,106
Tableau Software, Cl A*	225	18,376
Travelport Worldwide	1,351	19,252
		273,308
Materials — 0.7%
LyondellBasell Industries, Cl A	170	18,397
		1,136,432
Total Common Stock
(Cost $2,446,589)		2,478,745

EXCHANGE TRADED FUNDS — 5.7%
iShares MSCI India ETF	1,564	53,676
iShares MSCI Thailand ETF	188	18,902
Xtrackers Harvest CSI 300 China A-Shares ETF	2,490	77,937
		150,515
Total Exchange Traded Funds
(Cost $153,815)		150,515

PREFERRED STOCK — 0.6%
Consumer Discretionary — 0.6%
Volkswagen	87	17,096

Total Preferred Stock
(Cost $17,577)		17,096

Total Investments — 100.0%
(Cost $2,617,981)		$2,646,356

Percentages are based on Net Assets of $2,645,689.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Bernstein U.S. Research Fund	Bernstein Global Research Fund
Assets:
Investments at Cost	$1,388,778	$2,617,981
Investments at Value	$1,373,760	$2,646,356
Cash and Cash Equivalents	2,138	—
Dividends Receivable	1,757	3,559
Reclaims Receivable	—	255
Total Assets	1,377,655	2,650,170

Liabilities:
Advisory Fees Payable	546	1,347
Due to Custodian	—	3,134
Total Liabilities	546	4,481

Net Assets	$1,377,109	$2,645,689

Net Assets Consist of:
Paid-in Capital	$1,209,466	$2,532,411
Undistributed Net Investment Income	2,494	3,032
Accumulated Net Realized Gain on Investments	180,167	82,122
Net Unrealized Appreciation (Depreciation) on Investments	(15,018)	28,375
Net Unrealized Depreciation on Foreign Currency Translations	—	(251)
Net Assets	$1,377,109	$2,645,689

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	50,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$27.54	$26.46

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Operations

For the Period ended February 28, 2018 (Unaudited)

	Bernstein U.S. Research Fund(2)	Bernstein Global Research Fund(2)
Investment Income:
Dividend Income	$11,745	$13,581
Less: Foreign Taxes Withheld	—	(626)
Total Investment Income	11,745	12,955

Expenses:
Advisory Fees	3,749	6,248
Total Expenses	3,749	6,248

Net Investment Income	7,996	6,707

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain on Investments(1)	180,167	82,784
Net Realized Loss on Foreign Currency Transactions	—	(662)
Net change in Unrealized Appreciation (Depreciation) on Investments	(15,018)	28,375
Net Change in Unrealized Depreciation on Foreign Currency Translations	—	(251)
Net Realized and Unrealized Gain on Investments	165,149	110,246

Net Increase in Net Assets Resulting from Operations	$173,145	$116,953

(1)	Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

(2)	Commenced operations on October 16, 2017.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Statements of Changes in Net Assets

	Bernstein U.S. Research Fund(2)	Bernstein Global Research Fund(2)
	Period Ended February 28, 2018 (Unaudited)	Period Ended February 28, 2018 (Unaudited)
Operations:
Net Investment Income	$7,996	$6,707
Net Realized Gain on Investments and Foreign Currency Transactions(1)	180,167	82,122
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(15,018)	28,124
Net Increase in Net Assets Resulting from Operations	173,145	116,953

Dividends and Distributions to Shareholders:
Investment Income	(5,502)	(3,675)
Total Dividends and Distributions to Shareholders	(5,502)	(3,675)

Capital Share Transactions:
Issued	3,900,869	3,858,562
Redeemed	(2,691,403)	(1,326,151)
Increase in Net Assets from Capital Share Transactions	1,209,466	2,532,411

Total Increase in Net Assets	1,377,109	2,645,689

Net Assets:
Beginning of Period	—	—
End of Period (Including Undistributed of Net Investment Income of $2,494 and $3,032, respectively)	$1,377,109	$2,645,689

Share Transactions:
Issued	150,000	150,000
Redeemed	(100,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000

(1)	Includes any realized gains or losses as a result of in-kind transactions (See Note 4).

(2)	Commenced operations on October 16, 2017.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Financial Highlights

Selected Per Share Data & Ratios (Unaudited)
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets(2)	Portfolio Turnover(3)
Bernstein U.S. Research Fund
2018‡	$25.00	$0.10	$2.50	$2.60	$(0.06)	$(0.06)	$27.54	10.39%	$1,377	0.50%	1.07%	54%
Bernstein Global Research Fund
2018‡	$25.00	$0.07	$1.43	$1.50	$(0.04)	$(0.04)	$26.46	5.99%	$2,646	0.65%	0.70%	79%

‡	Commenced operations on October 16, 2017.

*	Per share data calculated using average shares method.

(1)	Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(2)	Annualized

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. FUND ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bernstein U.S. Research Fund and the Bernstein Global Research Fund (each a “Fund”, and collectively the “Funds”). The Bernstein U.S. Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein U.S. Research Index (the “Index”). The Bernstein Global Research Fund seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein Global Research Index (the “Index”). Each Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Investment Sub-Adviser”), serves as the sub-adviser to the Funds.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares of at least 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended February 28, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2018, there have been no significant changes to the Funds’ fair valuation methodologies. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of February 28, 2018, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gain, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 25,000 Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of February 28, 2018:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Bernstein U.S. Research Fund	25,000	$500	$688,500	$500
Bernstein Global Research Fund	25,000	$500	$661,500	$500

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (“contribution in-kind”), shares may be issued in advance of receipt by the Funds at all or a portion of the applicable deposit securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Other — The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by Vident and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Bernstein U.S. Research Fund and 0.65% on the average daily net assets of the Bernstein Global Research Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The index provider for each Fund is Sanford C. Bernstein & Co., LLC (the “Index Provider”). The Adviser has entered into a service agreement with the Index Provider pursuant to which the Adviser agrees to provide organizational and administrative support services to the Funds and the Adviser and Index Provider agree to share certain expenses of the Funds. In addition, the Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to the Index Provider in return for a license to use each Fund’s underlying index in connection with the operation of the Funds. The Adviser is sub-licensing rights to each index to each Fund at no charge.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

Sub-Advisory Agreements

Vident Investment Advisory, LLC is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. Vident is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of an index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets as follows:

Bernstein U.S. Research Fund

0.025% on the first $500 million, 0.02% on the next $500 million, 0.015% on assets between $1 billion and $3 billion, 0.01% on assets between $3 billion and $5 billion, 0.005% on assets in excess of $5 billion; subject to an annual minimum fee of $15,000

Bernstein Global Research Fund

0.045% on the first $500 million, 0.035% on the next $500 million, 0.025% on assets between $1 billion and $3 billion, 0.015% on assets between $3 billion and $5 billion, 0.01% on assets in excess of $5 billion; subject to an annual minimum fee of $25,000

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Bernstein U.S. Research Fund	$1,001,478	$998,576
Bernstein Global Research Fund	2,280,620	2,041,557

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended February 28, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
Bernstein U.S. Research Fund	$3,892,940	$2,687,232	$152,537
Bernstein Global Research Fund	3,396,952	1,100,818	71,081

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bernstein U.S. Research Fund	$1,388,778	$35,864	$(50,882)	$(15,018)
Bernstein Global Research Fund	2,617,981	94,938	(66,563)	28,375

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, each Fund will invest at least 80% of its total assets in securities that comprise its underlying index.

Concentration Risk

Because the Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk (Bernstein Global Research Fund only)

The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk (Bernstein Global Research Fund only)

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or 3 economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

7. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

Bernstein ETFs

Notes to Financial Statements

February 28, 2018 (Unaudited) (Concluded)

8. OTHER

At February 28, 2018, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Cboe BZX Exchange and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments will be required to the financial statements.

Bernstein ETFs

Board Consideration of Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) held on February 28, 2017 (the “Meeting”), the Board considered and approved the following agreements:

●

An investment advisory agreement between the Trust, on behalf of the Bernstein U.S. Research Fund and Bernstein Global Research Fund (each, a “Fund” and together, the “Funds”), and Exchange Traded Concepts, LLC (the “Adviser”) (the “Advisory Agreement”); and

●

A sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) with respect to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser, and at the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of the Adviser and Sub-Adviser, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser.

In considering whether to approve the Agreements, the Board took into consideration (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) the Adviser and Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser and Sub-Adviser or their affiliates; (iii) comparative fee and expense data for each Fund; (iv) the extent to which the advisory fee for a Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

In considering the nature, extent and quality of the services provided to the Funds, the Board considered the Adviser and Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that the Adviser’s responsibilities would include overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, while the Sub-Adviser’s responsibilities would include trading portfolio securities and other investment instruments on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Board considered the qualifications, experience and responsibilities of the Adviser and Sub-Adviser’s investment personnel, the quality of the Adviser and Sub-Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser and Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had reviewed the Adviser and Sub-Adviser’s registration forms on Form ADV as well as the Adviser and Sub-Adviser’s responses to a detailed series of questions, which included a description of the Adviser and Sub-Adviser’s operations, service offerings, personnel (including, with respect to the Sub-Adviser, information about the background and experience of the portfolio manager who would be primarily responsible for the day-to-day management of the Funds), compliance program, risk management program, and financial condition. The Board considered the Adviser and Sub-

Bernstein ETFs

Board Consideration of Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Concluded)

Adviser’s experience working with ETFs, including other series of the Trust and other ETFs managed by the Adviser and Sub-Adviser outside of the Trust. The Board also considered other services to be provided to the Funds by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Funds are new and have not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board, however, was presented with hypothetical, back-tested performance of the indices each Fund is designed to track and was apprised of and familiar with the inherent limitations of such performance. The Board further noted that the index-based investment objective of each Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and Sub-Adviser.

The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Sub-Adviser for their services to each Fund under the Agreements. The Board compared the advisory fees to those paid by comparable funds, noting that the advisory fees were at the higher end of the range of advisory fees paid by such funds. The Board took into consideration that each Fund’s advisory fee is structured as a “unified fee,” meaning that each Fund would pay no expenses, other than certain excluded expenses, and that the sub-advisory fees paid to the Sub-Adviser would be paid out of the advisory fees. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board further noted that each sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fees are paid by the Adviser, not the Funds, and that each fee reflects an arm’s length negotiation between the Adviser and Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work to be performed by each firm. The Board considered the costs and expenses expected to be incurred by the Adviser and Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits expected to be received by the Adviser and Sub-Adviser from their relationship with the Funds, and reviewed a profitability analysis with respect to each Fund. In light of this information, the Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered. The Board also considered the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of each Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreements was in the best interests of each Fund and its shareholders.

Bernstein ETFs

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 16, 2017 to February 28, 2018) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in a Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/16/2017	Ending Account Value 2/28/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Bernstein U.S. Research Fund
Actual Fund Return	$ 1,000.00	$ 1,103.90	0.50%	$1.95
Hypothetical 5% Return	$ 1,000.00	$ 1,016.64	0.50%	$1.86
Bernstein Global Research Fund
Actual Fund Return	$ 1,000.00	$ 1,059.90	0.65%	$2.48
Hypothetical 5% Return	$ 1,000.00	$ 1,016.09	0.65%	$2.42

(1)

Expenses are equal to each Fund’s annualized expense ratio (since inception through February 28, 2018) multiplied by the average account value over the period, multiplied by the number of days in the period divided by the number of days in the fiscal year (to reflect the one-half year period).

Bernstein ETFs

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.bernsteinetf.com.

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10900 Hefner Point Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

BRN-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 7, 2018